Note 8 - Loan Arrangements	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
8.	Loan Arrangements

On
October 18, 2017,
the Company entered into a loan arrangement with a shareholder of the Company, pursuant to which such shareholder has agreed to provide a loan facility to the Company, whereby the Company may
borrow up to
$5,000,000,
with the proceeds to be used for working capital and general corporate purposes. The term of the loan facility is five
(
5
) years, with principal and interest payments being due only at the time of maturity. Under the loan agreement, the Company may
borrow in
one
or more advances, provided however that a minimum amount of
$250,000
must be borrowed at any
one
time and
not
more than
two
advances
may
occur per month. Interest shall accrue at a rate of
fourteen
percent (
14%
) per annum, payable upon maturity. As of
December 31, 2017,
no
amounts have been borrowed.